Cash Flow Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [Line Items]
Summary of Most Significant Non-Cash Transaction	The most significant non-cash transaction is detailed below:

	2022	2021	2020
Right-of-use asset recognition with an increase in Lease liabilities	(328)	(3,915)	(188)

Summary of Net Debt and the Movements in Net Debt

This section sets out an analysis of net cash/(debt) and the movements in net debt for each of the periods presented.

	2022	2021	2020
Cash and cash equivalents	468,092	336,197	111,733
Financial assets at fair value through profit or loss	1,295	1,004	8,319
Borrowings	—	(5,014)	—
Lease liabilities	(4,079)	(3,928)	(218)
Derivative financial instrument	(544)	(221)	(2,896)
Net cash/(debt)	464,764	328,038	116,938
Cash and liquid investments	469,387	337,201	120,052
Gross debt – fixed interest rates	(4,623)	(9,163)	(3,114)
Net cash/(debt)	464,764	328,038	116,938

Summary of Movements in Debt That Impact Cash Flow as Part of Financing Activities

According to the IAS 7, the movements in the debt of the year that impact on the cash flow as part of the financing activities are detailed below:

	Interest Bearing Borrowings	Lease liabilities	Derivative financial instrument	Sub-total	Cash & Cash Equivalents	Financial Assets at FVPL	Total
Net cash/(debt) as of December 31, 2019	—	(399)	—	(399)	34,765	15,399	49,765
Cash flows	—	151	—	151	76,968	(7,532)	69,587
Fair value changes	—	—	(2,896)	(2,896)	—	9	(2,887)
Lease benefit for
COVID-19	—	50	—	50	—	—	50
Other Changes	—	(20)	—	(20)	—	443	423
Net cash/(debt) as of December 31, 2020	—	(218)	(2,896)	(3,114)	111,733	8,319	116,938
Cash flows	(5,000)	572	—	(4,428)	224,464	(10,076)	209,960
Fair value changes	—	—	2,675	2,675	—	2,761	5,436
New leases	—	(4,282)	—	(4,282)	—	—	(4,282)
Other Changes	(14)	—	—	(14)	—	—	(14)
Net cash/(debt) as of December 31, 2021	(5,014)	(3,928)	(221)	(9,163)	336,197	1,004	328,038
Cash flows	6,785	177	221	7,183	113,781	327	121,291
Fair value changes	—	—	(544)	(544)	18,114	(36)	17,534
New leases	—	(328)	—	(328)	—	—	(328)
Other Changes	(1,771)	—	—	(1,771)	—	—	(1,771)
Net cash/(debt) as of December 31, 2022	—	(4,079)	(544)	(4,623)	468,092	1,295	464,764